Note 4 - Loans (Detail) - Loans (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financing receivable	$ 304,445,298	$ 337,946,708
Residential Portfolio Segment [Member]
Financing receivable	58,318,657	62,134,624
Commercial Portfolio Segment [Member]
Financing receivable	198,662,111	223,734,858
Agriculture (Member)
Financing receivable	43,068,272	46,719,505
Consumer Portfolio Segment [Member]
Financing receivable	$ 4,396,258	$ 5,357,721